Condensed Consolidated Balance Sheets	Jun. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 168,249
Prepaid expenses and other current assets	317,250
Total current assets	554,090
Total assets	125,792,874
Current liabilities:
Accounts payable	81,513
Total current liabilities	3,702,831
Total liabilities	8,077,831
Commitments and contingencies (Note 8)
Mezzanine equity:
Total mezzanine equity	125,190,736
Stockholders' equity:
Common stock, $0.0001 par value, 77,808,512 and 43,763,126 shares authorized, 6,317,897 and 6,297,398 outstanding at June 30, 2022 and December 31, 2021, respectively	318
Accumulated deficit	(7,476,011)
Total stockholders' deficit	(7,475,693)
Total liabilities, mezzanine equity and stockholders' deficit	125,792,874
Wag Labs, Inc.
Current assets:
Cash and cash equivalents	2,438,000
Short-term investments available for sale	6,962,000
Accounts receivable, net	4,492,000
Prepaid expenses and other current assets	3,102,000
Deferred offering costs	3,099,000
Total current assets	20,093,000
Property and equipment, net	55,000
Operating lease, right of use assets, net	345,000
Intangible assets, net	2,641,000
Goodwill	1,427,000
Other assets	81,000
Total assets	24,642,000
Current liabilities:
Accounts payable	3,359,000
Accrued expenses and other current liabilities	4,065,000
Deferred revenue	2,108,000
Deferred purchase consideration - current portion	750,000
Current maturities of operating lease liabilities	343,000
Loan - current portion	444,000
Total current liabilities	11,069,000
Operating lease liabilities - non-current portion	51,000
Loan - non-current portion	978,000
Deferred purchase consideration - non-current portion	813,000
Total liabilities	12,911,000
Commitments and contingencies (Note 8)
Mezzanine equity:
Total mezzanine equity	121,190,000
Stockholders' equity:
Common stock, $0.0001 par value, 77,808,512 and 43,763,126 shares authorized, 6,317,897 and 6,297,398 outstanding at June 30, 2022 and December 31, 2021, respectively	1,000
Additional paid-in capital	3,830,000
Accumulated deficit	(113,290,000)
Total stockholders' deficit	(109,459,000)
Total liabilities, mezzanine equity and stockholders' deficit	24,642,000
Wag Labs, Inc. | Series Seed redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	19,382,000
Wag Labs, Inc. | Series A redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	25,969,000
Wag Labs, Inc. | Series B redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	32,057,000
Wag Labs, Inc. | Series C redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	32,857,000
Wag Labs, Inc. | Series P redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	$ 10,925,000